Total
MML Blend Fund
MML Blend Fund
MML SERIES INVESTMENT FUND II
MML Blend Fund
(the “Fund”)
Supplement dated September 24, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective on or about November 18, 2020, BlackRock Investment Management, LLC (“BlackRock”) will replace Barings LLC (“Barings”) as subadviser of the Fund.

Effective on or about November 18, 2020, the following information replaces the information for the Fund found in the section titled Investment Objective (on page 10 of the Prospectus):

The Fund seeks a high total return.

Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (on page 10 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Blend Fund		Initial Class	Service Class
Management Fees		0.41%	0.41%
Distribution and Service (Rule 12b-1) Fees			0.25%
Other Expenses		0.04%	0.04%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%
Total Annual Fund Operating Expenses	[2]	0.51%	0.76%
[1]	Acquired Fund Fees and Expenses have been added to reflect current fees.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Blend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	52	164	285	640
Service Class	78	243	422	942

Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on page 10 of the Prospectus):

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing substantially all of its assets in a combination of exchange-traded funds (“ETFs”) selected by the Fund’s subadviser, BlackRock Investment Management, LLC (“BlackRock”), using an asset allocation strategy. The ETFs are advised by an affiliate of BlackRock. The Fund invests in ETFs that invest primarily in U.S. equity securities and fixed income securities.

The Fund typically invests approximately 60% of its net assets in U.S. equity ETFs and approximately 40% of its net assets in fixed income ETFs. Equity ETFs may include funds that invest in, among other things, domestic equity securities, including common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants, of issuers of any size, as well as real estate investment trusts (“REITs”). Fixed income ETFs may include funds that invest in, among other things, domestic bonds, U.S. Government securities, mortgage-backed securities, securities below investment grade (“junk” or “high yield” bonds, including securities in default), bank loans, and cash or money market instruments.

BlackRock will typically rebalance to these strategic targets on a quarterly basis. BlackRock will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment objective and strategy, including revising the weightings among the investments described above and adding or removing ETFs from the asset allocation strategy. Variations in the target asset allocation between equity and fixed income securities, through investments in underlying ETFs, are permitted up to 10%. Therefore, based on a target equity/fixed income allocation of 60%/40%, the Fund may have an equity/fixed income allocation that ranges from 50%/50% to 70%/30%. Although variations beyond the 10% range are generally not permitted, BlackRock may determine in light of market conditions or other factors that a greater variation is warranted to protect the Fund or achieve its investment goal.

ETFs in which the Fund invests may use index futures contracts, a type of derivative, to seek performance that corresponds to an index and/or to manage cash flows. Use of derivatives by an ETF may create investment leverage.

An ETF may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an ETF may be restricted as to resale or otherwise considered to be illiquid. The Fund or an ETF may enter into repurchase agreement transactions. The Fund will bear a pro rata share of the ETFs’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the ETFs.

Through its investments in ETFs, the Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. A description of the ETFs in which the Fund expects to invest is included in Appendix D of the Statement of Additional Information (“SAI”).

Because the Fund will invest substantially all of its assets in ETFs advised by an affiliate of BlackRock, the Fund will not invest in ETFs advised or sponsored by others, even if they are less expensive or have better historical performance records. BlackRock will be subject to a conflict of interest in selecting ETFs, because its selection of ETFs might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. BlackRock has advised the Fund that, as a fiduciary to the Fund, BlackRock has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of BlackRock.

Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (on page 12 of the Prospectus):

The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Although the descriptions below refer to the risks relating to investment activities of the Fund, many of the risks arise due to the investment activities of the ETFs in which it invests. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Effective on or about November 18, 2020, the paragraphs labeled “Foreign Investment Risk; Emerging Markets Risk; Currency Risk,” “Frequent Trading/Portfolio Turnover Risk,” “Quantitative Models Risk,” and “Sovereign Debt Obligations Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 12 of the Prospectus) are hereby deleted in full.

Effective on or about November 18, 2020, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 12 of the Prospectus):

Allocation Risk The allocation of investments among the ETFs may have a more significant effect on the Fund’s net asset value when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or ETFs may be incorrect in view of actual market conditions. The requirement that a significant percentage of Fund assets be invested in ETFs advised by an affiliate of BlackRock as noted in “Principal Investment Strategies” may adversely affect Fund performance.

Index Funds Risk Certain ETFs may attempt to track the performance of a specified index. Therefore, securities may be purchased, retained, and sold by the ETFs at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than would be the case if the ETF were less invested in such securities.

Real Estate Risk; REIT Risk Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, environmental regulations and other governmental action, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, losses due to natural disasters, and local and regional market conditions. Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments. As a shareholder in a REIT, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE